FINANCIAL INSTRUMENTS (Tables)	9 Months Ended
Sep. 30, 2022
SCHEDULE OF THREE LEVELS OF FAIR VALUE HIERARCHY

		September 30	December 31
	Fair value	2022	2021
	hierarchy	$	$

Financial assets
Fair value through profit and loss
Marketable securities	Level 1	-	407
Warrants	Level 2	3	47
Trade receivables from provisionally priced sales	Level 2	891	326
		894	780